Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands	Total	Common Stock [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2013	$ 295,782	$ 320,038	$ (17,485)	$ (6,771)
Net loss	(12,542)		(12,542)
Other comprehensive (loss) income, net of tax	5,221			5,221
Ending Balance at Mar. 31, 2014	288,461	320,038	(30,027)	(1,550)
Beginning Balance at Dec. 31, 2014	225,581	320,038	(52,894)	(41,563)
Net loss	(12,265)		(12,265)
Other comprehensive (loss) income, net of tax	(7,361)			(7,361)
Ending Balance at Mar. 31, 2015	$ 205,955	$ 320,038	$ (65,159)	$ (48,924)